SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2023
SHARE REPURCHASE PROGRAM
SHARE REPURCHASE PROGRAM

12.  SHARE REPURCHASE PROGRAM

In June 2018, the Board authorized a share repurchase program under which the Company may repurchase up to US$20 million worth of its ADSs. In September 2022, the Board authorized a share repurchase program under which the Company may repurchase up to US$20 million worth of its ADSs. The 2018 Share Repurchase Program was simultaneously terminated. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.

During the years ended December 31, 2022 and 2023, the Company had repurchased 430,260 ADSs for RMB3,837 (US$556) and 2,609,949 ADSs for RMB48,117 (US$6,777) on the open market, at a weighted average price of US$1.27 per ADS and US$2.61 per ADS, respectively. The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the equity.